Trade receivables - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Composition of Trade Receivables [LineItems]
Trade receivables	R$ 501,498	R$ 394,309
Related Parties	22,791	17,062
Impairment losses on trade receivables	(32,055)	(22,524)	R$ (19,397)	R$ (26,616)
Total	R$ 492,234	388,847
Vasta Platform (Successor)
Composition of Trade Receivables [LineItems]
Trade receivables		394,309	335,354
Related Parties		17,062	3,801
Impairment losses on trade receivables		(22,524)	(19,397)	R$ (26,616)
Total		R$ 388,847	R$ 319,758